Summary of Significant Accounting Policies (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
Commodities trading gain (loss)	$ (1,466,888)	$ 44,841,125
Commission income	3,823,586	13,283,933
Carrying charges	231,728	1,851,659
Total net revenue from commodities trading business	$ 2,588,426	$ 59,976,717